FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

            February 2, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Mt. Vernon Street
            Trust (the trust):
            Fidelity Growth Company Fund
            Fidelity Aggressive Growth
            Fund (Formerly Fidelity
            Emerging Growth Fund)
            Fidelity New Millennium Fund
            (the funds)
            File Nos. 2-79755 and 811-3583

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







           /s/Eric D. Roiter
              Eric D. Roiter
              Secretary